EVENTS OCCURRING AFTER BALANCE SHEET DATE (Details Narrative) - Nonadjusting event [member]	Mar. 01, 2025 SGD ($)	Mar. 01, 2025 MYR (RM)
IfrsStatementLineItems [Line Items]
Percentage of shareholder equity interests acquire	19.00%	19.00%
Total cash consideration	$ 18,258	RM 60,000